Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subordinated liabilities
Dated loan capital	£ 7,775	£ 8,262
Undated loan capital	2,058	2,127
Preference shares	146	146
Total subordinated liabilities	£ 9,979	£ 10,535